Annual Total Returns - Fidelity Contrafund K6 [BarChart] - 12.31 Fidelity Contrafund K6 PRO-07 - Fidelity Contrafund K6	Mar. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Contrafund K6
Bar Chart Table:
Annual Return 2018	(2.15%)
Annual Return 2019	31.00%
Annual Return 2020	30.83%
Annual Return 2021	24.14%